Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (69,824)	$ (12,545)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	76,298	8,365
Net cash provided by (used in) operating activities	6,474	(4,180)
Cash flows from financing activities:
Advances from Line of credit	421	6,392
Repayment to shareholders	(4,351)	(1,273)
Net cash (used in) provided by financing activities	(3,930)	5,119
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,544	939
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	362	842
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,906	1,781
Supplemental Disclosure of Cash Flow Information:
Interest paid	6,081	4,907
Income tax paid